Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency translation adjustments	$ (75,986)	$ (15,894)
Currency impact on long term funding	(9,854)	(9,329)
Actuarial loss on defined benefit pension plan (note 10)	(5,098)	(9,364)
Loss on interest rate hedge	0	(905)
Amortization of loss on interest rate hedge	1	15
Total	(90,937)	(35,477)
Interest Rate Contract
Accumulated Other Comprehensive Income (Loss) [Line Items]
Realized gain on interest rate hedge	0	4,658
Amortization of gain on interest rate hedge	$ 0	$ (4,658)